Madison Aggregate Bond ETF
Schedule of Investments
September 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 37.4%		Par	Value
Federal Home Loan Mortgage Corp.
Pool G06168, 3.50%, 11/01/2040		$117,534	$112,350
Pool G08653, 3.00%, 07/01/2045		198,428	180,594
Pool G08779, 3.50%, 09/01/2047		86,099	80,504
Pool G60722, 3.00%, 10/01/2046		248,786	225,374
Pool G61386, 3.50%, 06/01/2048		109,931	102,345
Pool Q04092, 4.00%, 10/01/2041		161,484	157,408
Pool Q35614, 3.50%, 08/01/2045		255,728	240,872
Pool Q52955, 3.50%, 12/01/2047		108,650	101,153
Pool QA1033, 3.00%, 07/01/2049		189,262	168,277
Pool RA7380, 3.50%, 05/01/2052		515,885	473,503
Pool RA8278, 5.00%, 12/01/2052		202,630	202,351
Pool RB5105, 2.00%, 03/01/2041		96,842	83,726
Pool SB0546, 2.00%, 01/01/2036		312,149	289,579
Pool SB8384, 5.00%, 05/01/2040		468,316	473,334
Pool SC0151, 2.50%, 06/01/2041		315,339	283,480
Pool SD0960, 3.50%, 04/01/2052		481,944	447,401
Pool SD1859, 5.50%, 11/01/2052		115,224	117,567
Pool SD1921, 4.50%, 12/01/2052		323,822	317,558
Pool SD2172, 5.50%, 02/01/2053		323,789	330,540
Pool SD2875, 5.00%, 05/01/2053		751,469	756,265
Pool SD3174, 5.50%, 06/01/2053		413,450	421,087
Pool SD3739, 6.00%, 09/01/2053		477,175	493,385
Pool SD4901, 5.50%, 02/01/2054		254,897	258,656
Pool SD7552, 2.50%, 01/01/2052		598,353	513,670
Pool SD7556, 3.00%, 08/01/2052		446,069	396,673
Pool SD8214, 3.50%, 05/01/2052		79,234	72,571
Pool SD8257, 4.50%, 10/01/2052		319,397	311,455
Pool SD8266, 4.50%, 11/01/2052		1,093,483	1,066,181
Pool SD8267, 5.00%, 11/01/2052		563,466	562,339
Pool SD8268, 5.50%, 11/01/2052		95,118	96,501
Pool SD8276, 5.00%, 12/01/2052		407,581	406,327
Pool SD8299, 5.00%, 02/01/2053		207,098	206,439
Pool SD8349, 5.50%, 08/01/2053		205,569	207,668
Pool SD8363, 6.00%, 09/01/2053		615,675	630,723
Pool V80025, 3.00%, 04/01/2043		101,183	93,102
Pool V80026, 3.00%, 04/01/2043		826,801	761,662
Pool ZS8641, 2.50%, 02/01/2032		87,019	83,826
Federal National Mortgage Association
Pool 890696, 3.00%, 09/01/2030		84,985	83,331
Pool AB2080, 4.00%, 01/01/2041		143,316	139,797
Pool AB8818, 3.00%, 03/01/2043		80,051	73,631
Pool AJ4046, 4.00%, 10/01/2041		145,063	142,065
Pool AL3072, 3.00%, 02/01/2043		325,076	299,276
Pool AL8924, 3.00%, 12/01/2030		91,000	89,654
Pool AO4134, 3.50%, 06/01/2042		198,049	187,921
Pool AP2133, 3.50%, 08/01/2042		188,446	178,576
Pool AP7363, 4.00%, 10/01/2042		219,549	213,635
Pool BE0108, 3.00%, 01/01/2047		95,479	86,645
Pool BV4133, 2.50%, 03/01/2052		313,877	265,119
Pool CB2548, 2.50%, 01/01/2052		96,568	82,219
Pool CB2601, 2.00%, 01/01/2052		115,369	94,796
Pool CB3105, 2.00%, 03/01/2052		593,910	487,993
Pool CB3115, 3.00%, 03/01/2052		544,235	485,681
Pool CB3845, 3.50%, 06/01/2052		392,908	360,629
Pool CB4383, 4.50%, 08/01/2052		411,296	402,448
Pool FM5530, 4.00%, 11/01/2050		352,800	335,913
Pool FS1704, 4.00%, 05/01/2052		223,472	212,938
Pool FS2605, 4.50%, 08/01/2052		109,920	107,196
Pool FS3478, 3.00%, 12/01/2051		207,050	182,426
Pool FS4049, 2.50%, 09/01/2036		328,508	311,114
Pool FS4138, 2.50%, 04/01/2052		367,988	313,772
Pool FS4296, 3.00%, 01/01/2049		390,925	359,597
Pool FS4996, 4.50%, 07/01/2053		363,318	355,086
Pool FS5575, 5.50%, 09/01/2053		122,634	124,919
Pool FS7759, 5.50%, 05/01/2054		228,681	231,602
Pool FS9948, 2.50%, 04/01/2052		464,118	400,652
Pool MA2177, 4.00%, 02/01/2035		143,310	142,116
Pool MA4571, 2.50%, 03/01/2042		762,858	677,983
Pool MA4699, 3.50%, 08/01/2052		224,688	205,783
Pool MA4732, 4.00%, 09/01/2052		407,975	386,138
Pool MA4783, 4.00%, 10/01/2052		661,227	625,385
Pool MA4785, 5.00%, 10/01/2052		187,953	187,384
Pool MA4806, 5.00%, 11/01/2052		571,161	570,462
Pool MA4841, 5.00%, 12/01/2052		901,532	898,803
Pool MA4842, 5.50%, 12/01/2052		262,152	265,964
Pool MA4868, 5.00%, 01/01/2053		312,554	311,737
Pool MA4941, 5.50%, 03/01/2053		307,213	311,176
Pool MA5013, 4.50%, 05/01/2038		83,332	83,346
Pool MA5072, 5.50%, 07/01/2053		1,015,066	1,025,433
Pool MA5530, 5.00%, 11/01/2054		316,843	314,508
Pool MA5539, 5.00%, 11/01/2044		218,740	220,781
Pool MA5585, 5.00%, 01/01/2055		238,210	236,455
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,360,450)			24,798,531

CORPORATE BONDS - 31.1%		Par	Value
Communications - 0.3%
Verizon Communications, Inc., 4.33%, 09/21/2028		200,000	201,442

Consumer Discretionary - 2.2%
BorgWarner, Inc., 5.40%, 08/15/2034		400,000	412,675
Home Depot, Inc., 5.88%, 12/16/2036		225,000	245,042
Lowe's Cos., Inc., 4.25%, 04/01/2052		150,000	121,125
Paychex, Inc., 5.60%, 04/15/2035		300,000	314,220
Royal Caribbean Cruises Ltd., 7.50%, 10/15/2027		100,000	106,086
Tractor Supply Co., 5.25%, 05/15/2033		225,000	231,996
			1,431,144

Consumer Staples - 1.5%
Diageo Investment Corp., 5.13%, 08/15/2030		200,000	207,247
J M Smucker Co.
5.90%, 11/15/2028		100,000	105,066
6.20%, 11/15/2033		350,000	380,491
Mars, Inc., 5.70%, 05/01/2055 (a)		300,000	303,921
			996,725

Energy - 4.6%
Devon Energy Corp., 5.20%, 09/15/2034		350,000	348,557
Energy Transfer LP
5.25%, 04/15/2029		200,000	205,806
6.55%, 12/01/2033		300,000	328,132
5.60%, 09/01/2034		150,000	153,991
Enterprise Products Operating LLC, 5.35%, 01/31/2033		250,000	261,275
Exxon Mobil Corp., 4.11%, 03/01/2046		275,000	233,036
Kinder Morgan, Inc., 5.55%, 06/01/2045		200,000	194,121
MPLX LP, 4.80%, 02/15/2029		200,000	202,815
Murphy Oil USA, Inc., 5.63%, 05/01/2027		200,000	200,113
ONEOK, Inc., 5.80%, 11/01/2030		150,000	158,080
Phillips 66 Co., 4.95%, 12/01/2027		200,000	203,304
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)		150,000	149,341
Valero Energy Corp.
5.15%, 02/15/2030		250,000	257,385
4.00%, 06/01/2052		250,000	185,827
			3,081,783

Financials - 14.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/2027		350,000	352,700
Air Lease Corp., 1.88%, 08/15/2026		90,000	88,133
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035		150,000	146,698
Ally Financial, Inc., 6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030		250,000	264,658
American Express Co.
4.05%, 05/03/2029		20,000	20,042
5.28% to 07/27/2028 then SOFR + 1.28%, 07/27/2029		350,000	361,068
Bank of America Corp.
1.66% to 03/11/2026 then SOFR + 0.91%, 03/11/2027		90,000	88,962
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028		175,000	177,550
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033		280,000	286,170
Bank of New York Mellon Corp.
4.60% to 07/26/2029 then SOFR + 1.76%, 07/26/2030		275,000	279,551
5.83% to 10/25/2032 then SOFR + 2.07%, 10/25/2033		75,000	80,797
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052		30,000	23,527
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029		125,000	128,220
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029		170,000	178,361
Citigroup, Inc.
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033		300,000	303,640
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039		300,000	301,082
Fifth Third Bancorp
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030		250,000	252,881
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033		120,000	116,950
Fiserv, Inc., 3.50%, 07/01/2029		100,000	97,212
Goldman Sachs Group, Inc., 4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028		375,000	377,401
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028		115,000	115,477
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029		300,000	315,782
Intercontinental Exchange, Inc., 4.60%, 03/15/2033		150,000	150,968
Iron Mountain, Inc., 4.50%, 02/15/2031 (a)		150,000	143,179
Jefferies Financial Group, Inc., 6.20%, 04/14/2034		100,000	106,217
JPMorgan Chase & Co.
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030		150,000	156,705
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033		300,000	305,906
5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036		250,000	263,578
KeyCorp, 4.10%, 04/30/2028		100,000	99,887
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)		275,000	269,070
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029		300,000	309,969
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032		90,000	78,567
4.89% to 07/20/2032 then SOFR + 2.08%, 07/20/2033		225,000	228,449
PayPal Holdings, Inc., 5.10%, 04/01/2035		250,000	255,658
PNC Financial Services Group, Inc.
5.35% to 12/02/2027 then SOFR + 1.62%, 12/02/2028		250,000	256,384
4.90% to 05/13/2030 then SOFR + 1.33%, 05/13/2031		100,000	102,134
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034		200,000	226,582
Regions Financial Corp., 1.80%, 08/12/2028		200,000	187,477
Synchrony Financial, 3.70%, 08/04/2026		275,000	273,242
Truist Financial Corp.
5.07% to 05/20/2030 then SOFR + 1.31%, 05/20/2031		175,000	179,475
5.87% to 06/08/2033 then SOFR + 2.36%, 06/08/2034		300,000	317,884
US Bancorp
4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028		200,000	201,569
4.84% to 02/01/2033 then SOFR + 1.60%, 02/01/2034		190,000	190,823
Wells Fargo & Co.
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029		175,000	181,388
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029		150,000	158,897
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033		20,000	20,319
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034		200,000	207,822
Welltower OP LLC, 2.75%, 01/15/2032		150,000	135,798
Weyerhaeuser Co., 3.38%, 03/09/2033		250,000	227,510
			9,592,319

Health Care - 3.0%
AbbVie, Inc., 5.40%, 03/15/2054		300,000	298,520
Amgen, Inc., 5.65%, 03/02/2053		250,000	249,393
Centene Corp., 2.45%, 07/15/2028		150,000	139,452
Eli Lilly & Co., 4.60%, 08/14/2034		250,000	250,917
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029		350,000	357,002
6.38%, 11/22/2052		385,000	425,182
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053		250,000	241,557
Zoetis, Inc., 3.00%, 05/15/2050		50,000	33,370
			1,995,393

Industrials - 1.7%
BAE Systems PLC, 5.30%, 03/26/2034 (a)		200,000	207,285
Boeing Co., 6.86%, 05/01/2054		250,000	284,711
Nordson Corp., 5.80%, 09/15/2033		100,000	106,725
Norfolk Southern Corp., 5.95%, 03/15/2064		250,000	264,253
United Rentals North America, Inc., 5.50%, 05/15/2027		260,000	260,012
			1,122,986

Materials - 1.0%
Ball Corp., 4.88%, 03/15/2026		190,000	189,940
Packaging Corp. of America, 4.05%, 12/15/2049		100,000	79,405
Rio Tinto Finance USA PLC, 5.00%, 03/14/2032		125,000	128,515
Vulcan Materials Co., 3.50%, 06/01/2030		110,000	106,291
WRKCo, Inc., 3.90%, 06/01/2028		150,000	148,792
			652,943

Technology - 1.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)		250,000	245,204
Cisco Systems, Inc., 5.05%, 02/26/2034		250,000	258,638
Dell International LLC / EMC Corp., 3.45%, 12/15/2051		200,000	140,493
NetApp, Inc., 5.50%, 03/17/2032		250,000	260,197
Oracle Corp., 3.95%, 03/25/2051		55,000	40,844
			945,376

Utilities - 0.9%
Duke Energy Corp., 4.30%, 03/15/2028		180,000	180,855
Florida Power & Light Co., 2.88%, 12/04/2051		400,000	258,502
PECO Energy Co., 3.05%, 03/15/2051		200,000	131,801
			571,158
TOTAL CORPORATE BONDS (Cost $19,869,996)			20,591,269

U.S. TREASURY SECURITIES - 23.2%		Par	Value
United States Treasury Note/Bond
4.63%, 06/15/2027		500,000	508,008
4.38%, 08/31/2028		950,000	969,520
4.88%, 10/31/2028		1,850,000	1,916,340
4.00%, 07/31/2030		2,500,000	2,528,809
4.13%, 11/15/2032		1,550,000	1,568,406
3.50%, 02/15/2033		1,750,000	1,699,346
4.38%, 05/15/2034		2,450,000	2,507,039
3.88%, 05/15/2043		1,000,000	905,234
4.63%, 05/15/2044		1,000,000	992,031
4.13%, 08/15/2053		1,500,000	1,354,687
4.25%, 08/15/2054		500,000	461,191
TOTAL U.S. TREASURY SECURITIES (Cost $15,364,379)			15,410,611

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%		Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2022-R01, Class 1M1, 5.36% (30 day avg SOFR US + 1.00%), 12/25/2041 (a)		74,698	74,627
Federal National Mortgage Association
Series 2017-M15, Class ATS2, 3.21%, 11/25/2027 (b)		203,746	200,829
Series 2020-44, Class TI, 5.50%, 12/25/2035 (c)		412,398	58,918
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (b)		530,000	456,969
Series 2024-99, Class EA, 5.50%, 05/25/2051		420,462	425,945
Series 2025-5, Class EA, 5.50%, 10/25/2051		345,536	349,907
Flagstar Mortgage Trust, Series 2021-9INV, Class A1, 2.50%, 09/25/2041 (a)(b)		182,316	164,415
FREMF Mortgage Trust, Series 2020-K106, Class B, 3.68%, 03/25/2053 (a)(b)		100,000	94,309
Government National Mortgage Association, Series 2024-153, Class AB, 4.50%, 03/16/2065		483,600	477,776
JP Morgan Mortgage Trust
Series 2021-6, Class A4, 2.50%, 10/25/2051 (a)(b)		90,835	81,627
Series 2024-5, Class A4, 6.00%, 11/25/2054 (a)(b)		151,438	153,292
Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.00%, 06/25/2043 (b)		207,786	187,467
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,699,379)			2,726,081

ASSET-BACKED SECURITIES - 2.7%		Par	Value
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A, 4.42%, 05/15/2028		110,000	110,274
CarMax Auto Owner Trust, Series 2022-3, Class A4, 4.06%, 02/15/2028		130,000	129,942
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (a)		65,443	65,846
Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)		129,195	131,525
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)		8,785	8,827
Series 2023-1, Class A2, 5.51%, 01/22/2029 (a)		10,633	10,663
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4, 4.45%, 11/15/2029		50,000	50,257
Towd Point Mortgage Trust
Series 2024-4, Class A1A, 4.54%, 10/27/2064 (a)(b)		425,757	426,607
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (a)(b)		312,844	315,079
Verizon Master Trust, Series 2024-3, Class B, 5.54%, 04/22/2030		500,000	509,538
TOTAL ASSET-BACKED SECURITIES (Cost $1,740,990)			1,758,558

TOTAL INVESTMENTS - 98.5% (Cost $64,035,194)			65,285,050
Money Market Deposit Account - 0.7% (d)			505,784
Other Assets in Excess of Liabilities - 0.8%			517,073
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$66,307,907
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
DAC – Designated Activity Company PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,844,817 or 4.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)	Interest-only security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Madison Aggregate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$24,798,531	$–	$24,798,531
Corporate Bonds	–	20,591,269	–	20,591,269
U.S. Treasury Securities	–	15,410,611	–	15,410,611
Collateralized Mortgage Obligations	–	2,726,081	–	2,726,081
Asset-Backed Securities	–	1,758,558	–	1,758,558
Total Investments	$–	$65,285,050	$–	$65,285,050

Refer to the Schedule of Investments for further disaggregation of investment categories.